Financial income and expenses (Details) - EUR (€) € in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income and expenses
Income from cash equivalents				€ 991	€ 390	€ 57
Foreign exchange gains				797	4,532	5,421
Total financial income				1,788	4,923	5,478
Interest cost				(5,178)	(584)	(138)
Foreign exchange losses				(1,269)	(1,068)	(1,842)
Losses on fair value variation				(389)	(407)	(651)
Other financial expenses				(46)	(47)	(5)
Total financial expenses				(6,882)	(2,107)	(2,635)
Financial income (loss)				(5,095)	2,816	€ 2,842
Foreign exchange gains on short term deposit unwinding	€ 8,000	€ 15,000	€ 8,000		€ 2,400
Finance contract with EIB
Financial income and expenses
Interest expense on borrowings				3,400
Royalty Certificate
Financial income and expenses
Interest expense on borrowings				400
Lease liabilities
Financial income and expenses
Interest expense on borrowings				€ 200